Annual Fund Operating Expenses - PIMCO RAE PLUS International Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.82%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.83%
I-2
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.93%
A
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.18%
R
Operating Expenses:
Management Fees	0.92%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.43%

[1]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.82%, 0.92%, 1.17% and 1.42% for Institutional Class, I-2, Class A and Class R shares, respectively.